Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 8,744	€ 10,768	€ 11,347
Cash classified as Assets held for sale		260
Bank overdrafts		(2)	(1)
Bank overdrafts classified as Liabilities held for sale		(1)
Net cash and cash equivalents	€ 8,744	€ 11,026	€ 11,346	€ 9,593